SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Summary of Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issued shares: Balance at start of year (in shares)	201,190,621
Issued shares: Balance at end of year (in shares)	201,190,621	201,190,621
Increase (Decrease) In Share Capital, Shares Outstanding [Roll Forward]
Outstanding number of shares: Balance at beginning of year (in shares)	199,628,293	200,485,621
Outstanding number of shares: Balance at end of year (in shares)	199,403,293	199,628,293	200,485,621
Share capital
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issued shares: Balance at start of year (in shares)	201,190,621	201,190,621	201,190,621
Shares issued (in shares)	0	0	0
Issued shares: Balance at end of year (in shares)	201,190,621	201,190,621	201,190,621
Increase (Decrease) In Share Capital, Shares Outstanding [Roll Forward]
Outstanding number of shares: Balance at beginning of year (in shares)	199,628,293	200,485,621	200,435,621
Shares issued (in shares)	0	0	0
Repurchases of shares (in shares)	(625,000)	(1,107,328)	(400,000)
Distribution of treasury shares (in shares)	400,000	250,000	450,000
Outstanding number of shares: Balance at end of year (in shares)	199,403,293	199,628,293	200,485,621
Share capital | 2016 Share Option Scheme
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Settlement of options (in shares)	0	0	0